UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5445

Name of Registrant:	Vanguard Fenway Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

Item 1:	Schedule of Investments

Vanguard Equity Income Fund

Schedule of Investments

As of December 31, 2008

	Shares	Market Value ($000)
Common Stocks (95.6%)
Consumer Discretionary (6.1%)
Home Depot, Inc.	2,553,100	58,773
Genuine Parts Co.	1,221,800	46,257
McDonald's Corp.	433,805	26,978
Sherwin-Williams Co.	395,200	23,613
Fortune Brands, Inc.	228,800	9,445
H & R Block, Inc.	326,900	7,427
Macy's Inc.	574,900	5,950
VF Corp.	108,000	5,915
Hasbro, Inc.	194,800	5,682
Nordstrom, Inc.	384,500	5,118
Black & Decker Corp.	107,300	4,486
The McGraw-Hill Cos., Inc.	146,500	3,397
Limited Brands, Inc.	309,800	3,111
CBS Corp.	289,300	2,370
Lennar Corp. Class A	233,000	2,020
Johnson Controls, Inc.	103,300	1,876
Autoliv, Inc.	64,600	1,386
Cracker Barrel Old Country Store Inc.	54,700	1,126
ArvinMeritor, Inc.	368,700	1,051
Oxford Industries, Inc.	116,800	1,024
Modine Manufacturing Co.	201,600	982
Jones Apparel Group, Inc.	94,100	552
National Presto Industries, Inc.	6,000	462
The Stanley Works	10,300	351
Whirlpool Corp.	7,200	298
		219,650
Consumer Staples (11.5%)
Philip Morris International Inc.	1,770,855	77,050
Nestle SA ADR	1,514,200	59,962
Kimberly-Clark Corp.	913,675	48,187
Altria Group, Inc.	2,668,755	40,192
The Coca-Cola Co.	735,082	33,277
PepsiCo, Inc.	530,700	29,067
Unilever NV ADR	809,300	19,868
Kraft Foods Inc.	585,189	15,712
Diageo PLC ADR	270,450	15,345
ConAgra Foods, Inc.	792,600	13,078
Sysco Corp.	550,188	12,621
Lorillard, Inc.	203,700	11,479
SuperValu Inc.	714,700	10,435
H.J. Heinz Co.	219,200	8,242

	The Hershey Co.	161,500	5,611
	Avon Products, Inc.	191,300	4,597
	The Procter & Gamble Co.	73,860	4,566
	Reynolds American Inc.	74,200	2,991
	J.M. Smucker Co.	25,425	1,102
	Kellogg Co.	22,700	995
			414,377
Energy (8.5%)
	Chevron Corp.	1,903,000	140,765
	ConocoPhillips Co.	977,900	50,655
	Total SA ADR	801,100	44,301
	BP PLC ADR	879,500	41,108
	Marathon Oil Corp.	603,400	16,509
	Valero Energy Corp.	335,000	7,249
	Sunoco, Inc.	57,300	2,490
	Knightsbridge Tankers Ltd.	128,210	1,878
	Spectra Energy Corp.	67,700	1,066
			306,021
Exchange-Traded Fund (1.1%)
[1]	Vanguard Value ETF	963,400	39,654

Financials (19.4%)
	JPMorgan Chase & Co.	3,708,100	116,916
	Wells Fargo & Co.	3,905,520	115,135
	Bank of America Corp.	4,845,563	68,226
	U.S. Bancorp	2,165,879	54,169
	The Chubb Corp.	955,062	48,708
	PNC Financial Services Group	845,182	41,414
	Bank of New York Mellon Corp.	1,308,970	37,083
	Ace Ltd.	670,900	35,504
	The Allstate Corp.	811,700	26,591
	The Travelers Cos., Inc.	310,800	14,048
	Citigroup Inc.	1,534,700	10,298
	BB&T Corp.	347,700	9,548
	Kimco Realty Corp. REIT	438,809	8,021
	SunTrust Banks, Inc.	263,200	7,775
	T. Rowe Price Group Inc.	214,000	7,584
	Hudson City Bancorp, Inc.	435,400	6,949
	NYSE Euronext	231,100	6,327
	Lincoln National Corp.	322,800	6,082
	MetLife, Inc.	166,700	5,811
	Cincinnati Financial Corp.	187,300	5,445
	Wachovia Corp.	963,100	5,336
	IPC Holdings Ltd.	173,100	5,176
	First BanCorp Puerto Rico	451,700	5,032
	Huntington Bancshares Inc.	647,400	4,959
	Bank of Hawaii Corp.	107,100	4,838
	Morgan Stanley	290,700	4,663

Marshall & Ilsley Corp.	332,900	4,541
FirstMerit Corp.	218,600	4,501
Merrill Lynch & Co., Inc.	339,077	3,947
American Express Co.	186,900	3,467
Fifth Third Bancorp	404,712	3,343
NBT Bancorp, Inc.	118,058	3,301
Ameriprise Financial, Inc.	133,500	3,119
Safety Insurance Group, Inc.	70,600	2,687
Pacific Capital Bancorp	141,548	2,389
National City Corp.	1,316,800	2,383
Aspen Insurance Holdings Ltd.	66,300	1,608
Popular, Inc.	293,361	1,514
Federated Investors, Inc.	46,257	784
Protective Life Corp.	48,600	697
Regions Financial Corp.	75,900	604
Marsh & McLennan Cos., Inc.	12,300	298
		700,821
Health Care (11.1%)
Pfizer Inc.	6,750,731	119,555
Johnson & Johnson	1,040,605	62,259
Bristol-Myers Squibb Co.	2,596,432	60,367
Merck & Co., Inc.	1,730,214	52,599
Wyeth	1,082,498	40,605
Eli Lilly & Co.	901,049	36,285
GlaxoSmithKline PLC ADR	761,800	28,392
		400,062
Industrials (13.6%)
General Electric Co.	7,283,172	117,987
Waste Management, Inc.	1,620,300	53,697
Caterpillar, Inc.	838,100	37,438
Republic Services, Inc. Class A	1,430,100	35,452
Eaton Corp.	652,300	32,426
3M Co.	510,000	29,345
Illinois Tool Works, Inc.	795,700	27,889
Schneider Electric SA	309,673	23,056
PACCAR, Inc.	780,800	22,331
Norfolk Southern Corp.	450,300	21,187
Honeywell International Inc.	402,462	13,213
Emerson Electric Co.	287,000	10,507
Northrop Grumman Corp.	213,713	9,626
United Parcel Service, Inc.	162,900	8,985
The Boeing Co.	155,900	6,652
Dover Corp.	194,100	6,390
The Timken Co.	269,400	5,288
GATX Corp.	156,176	4,837
Briggs & Stratton Corp.	273,700	4,814
Raytheon Co.	89,100	4,548
Federal Signal Corp.	375,115	3,080

	R.R. Donnelley & Sons Co.	201,600	2,738
	Pacer International, Inc.	250,611	2,614
^	Genco Shipping and Trading Ltd.	151,300	2,239
	Tyco International, Ltd.	94,000	2,030
	Deere & Co.	40,200	1,540
	TAL International Group, Inc.	73,525	1,037
	The Standard Register Co.	109,700	980
			491,926
Information Technology (4.0%)
	Intel Corp.	4,272,700	62,638
	Microsoft Corp.	2,757,000	53,596
	Automatic Data Processing, Inc.	279,800	11,007
	Diebold, Inc.	170,300	4,784
	Analog Devices, Inc.	206,400	3,926
	Xilinx, Inc.	189,300	3,373
	Motorola, Inc.	607,600	2,692
	Jabil Circuit, Inc.	71,200	480
			142,496
Materials (3.7%)
	E.I. du Pont de Nemours & Co.	878,027	22,214
	Packaging Corp. of America	1,384,500	18,635
	PPG Industries, Inc.	409,700	17,384
	Air Products & Chemicals, Inc.	313,800	15,775
	International Paper Co.	906,900	10,702
	Dow Chemical Co.	528,900	7,981
	United States Steel Corp.	143,100	5,323
	Eastman Chemical Co.	166,600	5,283
	Olin Corp.	274,400	4,961
	Compass Minerals International, Inc.	78,200	4,587
	Southern Copper Corp. (U.S. Shares)	276,300	4,437
	Glatfelter	472,000	4,390
	Stepan Co.	74,000	3,477
	Worthington Industries, Inc.	273,200	3,011
	Nucor Corp.	52,900	2,444
	Bemis Co., Inc.	82,800	1,961
	Lubrizol Corp.	14,100	513
	Innophos Holdings Inc.	3,337	66
			133,144
Telecommunication Services (6.7%)
	AT&T Inc.	5,058,105	144,156
	Verizon Communications Inc.	2,731,428	92,596
	Embarq Corp.	138,355	4,975
	Windstream Corp.	30,100	277
			242,004
Utilities (9.9%)
	FPL Group, Inc.	1,361,066	68,502
	Dominion Resources, Inc.	1,320,930	47,342
	Consolidated Edison Inc.	813,400	31,666

PG&E Corp.	805,000	31,162
Entergy Corp.	339,800	28,248
American Electric Power Co., Inc.	799,800	26,617
Exelon Corp.	304,900	16,956
SCANA Corp.	406,800	14,482
Southern Co.	382,400	14,149
Duke Energy Corp.	702,534	10,545
Public Service Enterprise Group, Inc.	318,820	9,300
Edison International	243,000	7,805
Sempra Energy	179,500	7,652
DTE Energy Co.	174,500	6,224
CenterPoint Energy Inc.	443,800	5,601
Progress Energy, Inc.	128,300	5,113
Alliant Energy Corp.	171,900	5,016
TECO Energy, Inc.	402,800	4,975
	ONEOK, Inc.			162,100	4,720
	Atmos Energy Corp.			197,900	4,690
	Avista Corp.			154,300	2,990
	FirstEnergy Corp.			36,800	1,788
	UGI Corp. Holding Co.			28,600	698
					356,241
Total Common Stocks (Cost $4,089,454)					3,446,396
		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (4.1%)
Money Market Fund (3.0%)
[2,3]	Vanguard Market Liquidity Fund	1.378%		107,991,781	107,992
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (0.6%)
	Credit Suisse First Boston LLC Dated 12/31/08, Repurchase Value $21,200,000, collateralized by Federal National Mortgage Assn. 4.000%-8.500%, 10/01/09-07/01/48)	0.070%	1/2/09	21,200	21,200

U.S. Agency Obligations (0.5%)
[4,5]	Federal Home Loan Mortgage Corp.	1.205%	3/23/09	2,000	1,999
[4,5]	Federal Home Loan Mortgage Corp.	0.230%	4/17/09	3,000	2,997
[4,5]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	11,500	11,489
					16,485
Total Temporary Cash Investments (Cost $145,639)					145,677
Total Investments (99.7%) (Cost $4,235,093)					3,592,073
[3] Other Assets and Liabilities-Net (0.3%)					12,553
Net Assets (100%)					3,604,626

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $121,000.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $131,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
5	Securities with a value of $16,485,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Equity Income Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.2% and 0.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2008, the cost of investment securities for tax purposes was $4,235,093,000. Net unrealized depreciation of investment securities for tax purposes was $643,020,000, consisting of unrealized gains of $191,672,000 on securities that had risen in value since their purchase and $834,692,000 in unrealized losses on securities that had fallen in value since their purchase.

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	433	97,436	3,118
E-mini S&P 500 Index	709	31,909	980

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	3,531,332	4,098
Level 2- Other significant observable inputs	60,741	-
Level 3- Significant unobservable inputs	-	-
Total	3,592,073	4,098

Vanguard Growth Equity Fund

Schedule of Investments

As of December 31, 2008

		Shares	Market Value ($000)
Common Stocks (93.6%)
Consumer Discretionary (9.5%)
	Staples, Inc.	277,350	4,970
	Comcast Corp. Class A	292,960	4,945
*	NVR, Inc.	9,950	4,540
	Pulte Homes, Inc.	395,410	4,322
*	Kohl's Corp.	114,970	4,162
	Lowe's Cos., Inc.	182,760	3,933
	Omnicom Group Inc.	137,260	3,695
	Yum! Brands, Inc.	102,870	3,240
	Guess ?, Inc.	210,680	3,234
	Sherwin-Williams Co.	40,590	2,425
*	Urban Outfitters, Inc.	146,160	2,190
	Home Depot, Inc.	85,970	1,979
*	Apollo Group, Inc. Class A	25,310	1,939
	The Walt Disney Co.	62,790	1,425
*	CarMax, Inc.	121,560	958
			47,957
Consumer Staples (16.0%)
	PepsiCo, Inc.	318,020	17,418
	The Kroger Co.	373,860	9,874
	Walgreen Co.	292,700	7,221
	Wal-Mart Stores, Inc.	116,680	6,541
	CVS Caremark Corp.	227,025	6,525
	Kimberly-Clark Corp.	117,200	6,181
	Brown-Forman Corp. Class B	108,650	5,594
	Costco Wholesale Corp.	85,800	4,505
	The Procter & Gamble Co.	58,210	3,599
	Archer-Daniels-Midland Co.	109,070	3,144
	The Clorox Co.	53,080	2,949
	Sysco Corp.	98,300	2,255
^	Whole Foods Market, Inc.	219,090	2,068
	Shoppers Drug Mart Corp.	49,050	1,937
	Colgate-Palmolive Co.	15,990	1,096
			80,907
Energy (10.2%)
	Schlumberger Ltd.	361,917	15,320
*	Southwestern Energy Co.	184,180	5,336
	Apache Corp.	68,520	5,107
*	Ultra Petroleum Corp.	141,040	4,867
*	Transocean Ltd.	99,920	4,721
	EOG Resources, Inc.	66,080	4,400
*	Petrohawk Energy Corp.	210,845	3,295

	Valero Energy Corp.	139,600	3,021
	Arch Coal, Inc.	126,450	2,060
	Diamond Offshore Drilling, Inc.	30,550	1,801
	Suncor Energy, Inc.	72,700	1,417
			51,345
Financials (7.7%)
	Progressive Corp. of Ohio	608,560	9,013
*	Berkshire Hathaway Inc. Class B	2,550	8,196
	T. Rowe Price Group Inc.	108,740	3,854
	Marsh & McLennan Cos., Inc.	154,852	3,758
	Wells Fargo & Co.	125,230	3,692
	JPMorgan Chase & Co.	105,960	3,341
	BlackRock, Inc.	22,010	2,952
	M & T Bank Corp.	44,730	2,568
*	Markel Corp.	5,590	1,671
			39,045
Health Care (13.0%)
*	Gilead Sciences, Inc.	253,030	12,940
*	Genentech, Inc.	155,800	12,917
	Baxter International, Inc.	134,590	7,213
	Abbott Laboratories	126,830	6,769
*	Genzyme Corp.	94,060	6,243
	Pfizer Inc.	289,820	5,133
*	Express Scripts Inc.	64,586	3,551
	UnitedHealth Group Inc.	122,310	3,253
	Covidien Ltd.	83,700	3,033
*	Intuitive Surgical, Inc.	22,080	2,804
	Allergan, Inc.	41,750	1,683
			65,539
Industrials (11.2%)
	United Parcel Service, Inc.	160,870	8,874
*	Siemens AG	80,080	6,066
	Union Pacific Corp.	109,980	5,257
*	First Solar, Inc.	34,930	4,819
	Robert Half International, Inc.	199,010	4,143
	Rockwell Automation, Inc.	118,240	3,812
	SNC-Lavalin Group Inc.	107,690	3,513
	Pentair, Inc.	146,110	3,458
	United Technologies Corp.	51,760	2,774
	Deere & Co.	70,170	2,689
*	FTI Consulting, Inc.	52,139	2,330
	Flowserve Corp.	44,710	2,302
*	Stericycle, Inc.	44,100	2,297
	Ritchie Bros. Auctioneers Inc.	86,710	1,871
	Fastenal Co.	39,390	1,373
	Canadian Pacific Railway Ltd.	37,090	1,249
			56,827

Information Technology (21.1%)
	QUALCOMM Inc.		427,150	15,305
*	Google Inc.		41,150	12,660
	Intel Corp.		730,430	10,708
	Hewlett-Packard Co.		271,090	9,838
*	Apple Inc.		105,080	8,969
*	Broadcom Corp.		377,620	6,408
	Applied Materials, Inc.		581,640	5,892
*	F5 Networks, Inc.		227,980	5,212
	Xilinx, Inc.		263,240	4,691
*	LAM Research Corp.		208,600	4,439
*	Juniper Networks, Inc.		171,620	3,005
	Visa Inc.		51,580	2,705
*	McAfee Inc.		74,550	2,577
	Linear Technology Corp.		115,190	2,548
*	Citrix Systems, Inc.		96,740	2,280
*	SanDisk Corp.		235,370	2,259
*	Activision Blizzard, Inc.		223,480	1,931
*	Adobe Systems, Inc.		89,110	1,897
*	eBay Inc.		112,600	1,572
*	Autodesk, Inc.		73,160	1,438
				106,334
Materials (4.1%)
	Monsanto Co.		105,620	7,431
	Praxair, Inc.		67,180	3,988
*	Pactiv Corp.		127,540	3,173
	BHP Billiton Ltd. ADR		68,060	2,920
	Potash Corp. of Saskatchewan, Inc.		26,190	1,927
	United States Steel Corp.		40,760	1,516
				20,955
Telecommunication Services (0.8%)
*	MetroPCS Communications Inc.		275,510	4,091
Total Common Stocks (Cost $680,781)				473,000
	Coupon		Shares	Market Value ($000)
Temporary Cash Investments (6.6%)
Money Market Fund (5.6%)
[1,2]	Vanguard Market Liquidity Fund	1.378%	28,188,261	28,188

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
U.S. Agency Obligation (1.0%)
[3,4]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	5,000	4,995
Total Temporary Cash Investments (Cost $33,168)					33,183
Total Investments (100.2%) (Cost $713,949)					506,183
[2] Other Assets and Liabilities-Net (-0.2%)					(1,040)
Net Assets (100%)					505,143

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $181,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $192,000 of collateral received for securities on loan.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
4	Securities with a value of $4,995,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At December 31, 2008, the cost of investment securities for tax purposes was $713,949,000. Net unrealized depreciation of investment securities for tax purposes was $207,766,000, consisting of unrealized gains of $5,806,000 on securities that had risen in value since their purchase and $213,572,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.8% and 2.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	435	19,577	429
S&P 500 Index	6	1,350	42

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Growth Equity Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	501,188	471
Level 2- Other significant observable inputs	4,995	-
Level 3- Significant unobservable inputs	-	-
Total	506,183	471

Vanguard PRIMECAP Core Fund

Schedule of Investments

As of December 31, 2008

		Shares	Market Value ($000)
Common Stocks (94.1%)
Consumer Discretionary (13.4%)
*	Bed Bath & Beyond, Inc.	2,265,091	57,579
	Sony Corp. ADR	1,700,000	37,179
	Whirlpool Corp.	843,200	34,866
*	Kohl's Corp.	852,700	30,868
*	DIRECTV Group, Inc.	1,265,925	29,002
	TJX Cos., Inc.	1,360,725	27,990
	The Walt Disney Co.	1,140,000	25,867
*	Amazon.com, Inc.	441,500	22,640
	Mattel, Inc.	1,305,200	20,883
*	CarMax, Inc.	1,963,000	15,468
	Target Corp.	396,250	13,683
	Best Buy Co., Inc.	442,600	12,442
	Lowe's Cos., Inc.	317,000	6,822
	Nordstrom, Inc.	440,400	5,862
	Carnival Corp.	220,000	5,350
*	Viacom Inc. Class B	263,400	5,020
*	Chico's FAS, Inc.	885,000	3,699
	Eastman Kodak Co.	300,000	1,974
*	Expedia, Inc.	108,250	892
*	HSN, Inc.	21,650	157
*	Ticketmaster Entertainment Inc.	21,650	139
*	Interval Leisure Group, Inc.	21,650	117
	Idearc Inc.	150,000	13
			358,512
Consumer Staples (1.0%)
	The Procter & Gamble Co.	200,000	12,364
	Avon Products, Inc.	340,000	8,170
	Costco Wholesale Corp.	100,000	5,250
			25,784
Energy (5.8%)
	Schlumberger Ltd.	902,600	38,207
	EOG Resources, Inc.	450,000	29,961
	EnCana Corp. (New York Shares)	549,500	25,541
*	National Oilwell Varco Inc.	735,000	17,963
	Arch Coal, Inc.	909,100	14,809
	Murphy Oil Corp.	167,000	7,407
	Noble Energy, Inc.	140,000	6,891
	Peabody Energy Corp.	223,900	5,094
	ConocoPhillips Co.	71,100	3,683

*	Exterran Holdings, Inc.	82,000	1,747
	Noble Corp.	54,000	1,191
*	Transocean Ltd.	25,000	1,181
*	Pride International, Inc.	55,000	879
			154,554
Financials (5.2%)
	Marsh & McLennan Cos., Inc.	2,245,175	54,490
*	Berkshire Hathaway Inc. Class B	12,400	39,854
	Discover Financial Services	1,266,400	12,069
	The Chubb Corp.	210,000	10,710
	Progressive Corp. of Ohio	545,000	8,072
	Bank of New York Mellon Corp.	241,982	6,855
	Wells Fargo & Co.	175,000	5,159
	Capital One Financial Corp.	73,000	2,328
	AFLAC Inc.	15,000	688
	JPMorgan Chase & Co.	10,000	315
	State Street Corp.	5,000	197
	Citigroup Inc.	20,000	134
	TCF Financial Corp.	5,000	68
*	Tree.com, Inc.	3,608	9
			140,948
Health Care (27.0%)
	Eli Lilly & Co.	3,100,000	124,837
*	Amgen Inc.	1,982,100	114,466
	Novartis AG ADR	2,190,600	109,004
	Medtronic, Inc.	2,354,000	73,963
	GlaxoSmithKline PLC ADR	1,745,400	65,051
	Roche Holdings AG	411,900	63,608
*	Boston Scientific Corp.	4,676,300	36,195
*	Waters Corp.	820,000	30,053
*	Genentech, Inc.	330,000	27,360
*	Biogen Idec Inc.	440,000	20,957
	Wyeth	495,000	18,567
	Sanofi-Aventis ADR	555,000	17,849
	Johnson & Johnson	229,500	13,731
*	Sepracor Inc.	620,400	6,812
*	Genzyme Corp.	9,100	604
			723,057
Industrials (11.1%)
	Southwest Airlines Co.	5,599,125	48,264
	United Parcel Service, Inc.	829,615	45,761
	Honeywell International Inc.	1,313,000	43,106
	FedEx Corp.	585,700	37,573
	Expeditors International of Washington, Inc.	787,000	26,183
*	AMR Corp.	1,319,740	14,082
	The Boeing Co.	293,200	12,511
*	McDermott International, Inc.	1,260,000	12,449
	Union Pacific Corp.	251,150	12,005

	Caterpillar, Inc.	250,750	11,201
	Burlington Northern Santa Fe Corp.	100,000	7,571
	Canadian Pacific Railway Ltd.	193,830	6,517
	Norfolk Southern Corp.	109,900	5,171
	SPX Corp.	110,100	4,464
	Avery Dennison Corp.	120,000	3,928
	Deere & Co.	100,000	3,832
	Goodrich Corp.	21,000	777
	3M Co.	13,000	748
	Cummins Inc.	25,400	679
	Chicago Bridge & Iron Co. N.V.	64,000	643
			297,465
Information Technology (23.3%)
*	Oracle Corp.	3,580,500	63,482
*	Intuit, Inc.	2,400,000	57,096
	ASML Holding NV (New York Shares)	2,588,678	46,777
*	Google Inc.	137,700	42,363
	Texas Instruments, Inc.	2,470,000	38,334
	LM Ericsson Telephone Co. ADR Class B	4,674,000	36,504
	Microsoft Corp.	1,849,900	35,962
*	EMC Corp.	3,243,000	33,954
*	Symantec Corp.	2,242,800	30,323
	Intel Corp.	1,884,700	27,630
	Altera Corp.	1,390,000	23,227
	Applied Materials, Inc.	2,265,000	22,945
	Corning, Inc.	2,230,800	21,260
*	SanDisk Corp.	2,069,500	19,867
	QUALCOMM Inc.	537,800	19,269
*	Research In Motion Ltd.	448,600	18,204
*	Flextronics International Ltd.	7,065,000	18,086
	Accenture Ltd.	380,500	12,477
*	eBay Inc.	804,600	11,232
	KLA-Tencor Corp.	375,000	8,171
	Hewlett-Packard Co.	200,000	7,258
	Motorola, Inc.	1,525,000	6,756
*	Cisco Systems, Inc.	394,600	6,432
*	Yahoo! Inc.	403,000	4,917
*	Agilent Technologies, Inc.	170,000	2,657
*	Adobe Systems, Inc.	120,000	2,555
*	NVIDIA Corp.	266,000	2,147
	Xilinx, Inc.	61,000	1,087
*	Micron Technology, Inc.	350,000	924
*	IAC/InterActiveCorp	54,125	851
	Visa Inc.	10,000	525
*	Dell Inc.	44,000	451
*	VMware Inc.	17,400	412
	Intersil Corp.	30,000	276
*	Verigy Ltd.	20,814	200
			624,611

Materials (7.0%)
Potash Corp. of Saskatchewan, Inc.	601,800	44,064
Monsanto Co.	542,250	38,147
Praxair, Inc.	445,408	26,440
Rohm & Haas Co.	322,500	19,927
Vulcan Materials Co.	260,000	18,091
Newmont Mining Corp. (Holding Co.)	380,000	15,466
International Paper Co.	670,000	7,906
Weyerhaeuser Co.	235,699	7,215
Alcoa Inc.	366,900	4,131
*	Domtar Corp.		2,015,762	3,366
	Freeport-McMoRan Copper & Gold, Inc. Class B		91,120	2,227
	Dow Chemical Co.		114,300	1,725
				188,705
Telecommunication Services (0.1%)
*	Sprint Nextel Corp.		1,801,150	3,296
	AT&T Inc.		20,000	570
				3,866
Utilities (0.2%)
*	AES Corp.		700,000	5,768
	NV Energy Inc.		83,100	822
				6,590
Total Common Stocks (Cost $3,295,684)				2,524,092
	Coupon		Shares	Market Value ($000)
Temporary Cash Investment (5.5%)
Money Market Fund
[1]	Vanguard Market Liquidity Fund (Cost $147,117)	1.378%	147,117,000	147,117
Total Investments (99.6%) (Cost $3,442,801)				2,671,209
Other Assets and Liabilities-Net (0.4%)				9,955
Net Assets (100%)				2,681,164

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

PRIMECAP Core Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m.., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At December 31, 2008, the cost of investment securities for tax purposes was $3,442,801,000. Net unrealized depreciation of investment securities for tax purposes was $771,592,000, consisting of unrealized gains of $105,718,000 on securities that had risen in value since their purchase and $877,310,000 in unrealized losses on securities that had fallen in value since their purchase.

PRIMECAP Core Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	2,607,601
Level 2- Other significant observable inputs	63,608
Level 3- Significant unobservable inputs	-
Total	2,671,209

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 13, 2009

VANGUARD FENWAY FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 13, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.